UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2018

Date of reporting period: January 31, 2018

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
January 31, 2018

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class I Shares – OFDIX

O’Shaughnessy Market Leaders Value Fund
Class I Shares – OFVIX

O’Shaughnessy Small Cap Value Fund
Class I Shares – OFSIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

All Cap Core Fund

For the six-month fiscal period ended January 31, 2018, Class A shares of the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”) returned +6.85% (with the effect of sales charges) and +12.75% (without the effect of sales charges). Class C shares of the All Cap Core Fund returned +12.28% and Class I shares returned +12.82%, underperforming the Russell 3000® Index which returned +14.89% and the S&P 500® Index (“S&P 500”) which returned +15.43% for the same period.

An overweight exposure to our Momentum theme was the primary driver of performance. Other contributors included an underweight to Value and Quality themes. An underweight allocation to mega cap names in favor of large and mid-cap and an overweight allocation to Financial Strength theme detracted from returns.

Several positions detracted from performance, including H&R Block, Inc., Assurant, Inc., and Signet Jewelers Ltd. Performance was boosted, however, by several over-weights to stocks such as Boeing Co., Valero Energy Corp., and Kohl’s Corp. Based on our key themes of high yield, attractive valuation, and high momentum, the All Cap Core Fund was hurt by security selection within, the Consumer Discretionary and Information Technology sectors. Overweight allocations to Real Estate and underweight allocation to Utilities, as well as security selection within Energy and Materials contributed to returns.

Based on our historical research, the themes that we emphasize in the All Cap Core Fund should outperform over longer holding periods, but have shorter periods of time when they are less successful. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to outperform in the years to come.

Enhanced Dividend Fund

For the six-month fiscal period ended January 31, 2018, Class I shares of the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”) returned +20.02%, outperforming the MSCI All Country World Index which returned +14.29% and outperforming the Russell 1000 Value® Index which returned +11.33% for the same period.

An overweight allocation to the Value theme was the largest contributor to returns. Additionally, overweight allocations to the Financial Strength, Quality, and Growth themes aided performance. Dividend yield is the key stock selection theme in our Enhanced Dividend Fund and was a primary detractor from returns for the six-month fiscal period ended January 31, 2018. Underweight allocations to the Size and Momentum themes also detracted from performance.

Overall, security selection contributed to returns. Specifically, security selection within Energy, Health Care, and Industrials aided returns. While security selection within Financials detracted from returns.  Overall allocation effects also contributed to returns, specifically underweight allocation to Utilities and Real Estate and an overweight allocation to Energy contributed to performance. An overweight allocation to Telecommunication Services and an underweight allocation to Information Technology hurt returns.

The Enhanced Dividend Fund benefited from allocations to International PJSC Lukoil ADR, Boeing Co., and Valero Energy Corp., all of which did well during the six-month period ended January 31, 2018.  Overweight allocation to Société General Group ADR and SK Telecom ADR detracted from returns.

Country exposures were positive contributors. The strategy also benefitted from an overweight allocation to the Russian Ruble and South Korean Won. An underweight allocation to the Japanese Yen detracted from returns.

Based on our historical research back to 1970, large cap, global, market-leading stocks trading at discounted valuations with high dividend yields have been very strong performers relative to the overall market in the long run.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

Market Leaders Value Fund

For the six-month fiscal period ended January 31, 2018, Class I shares of the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”) returned +17.14%, outperforming the Russell 1000 Value® Index which returned +11.33% for the same period.

O’Shaughnessy Mutual Funds

An overweight exposure to our Growth theme was the primary theme driver of performance. Other contributors included an overweight allocation to the Momentum, Shareholder Yield, Value and Financial Strength themes. An underweight exposure to the Size theme detracted from performance.

Overall allocation effects and selection effects contributed to returns over the fiscal period. Specifically, security selection within Consumer Discretionary, Industrials, and Energy aided returns. An underweight allocation to Real Estate and Utilities, and an overweight allocation to Information Technology also contributed positively to returns. The largest detractor from returns was security selection within Financials and an overweight allocation to Consumer Discretionary. Several positions contributed positively to performance, including Boing Co., Valero Energy Corp., and LyondellBasell Industries NV.  Yet, XL Group Ltd., and CBS Corp., and not owning Bank of America Corp. detracted from returns.

Based on our historical research, the themes that we emphasize in the Market Leaders Value Fund should outperform over longer holding periods, but have shorter periods of time when they are less successful. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and quality to outperform in the years to come.

Small Cap Value Fund

For the six-month fiscal period ended January 31, 2018, Class I shares of the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) returned +8.66%, outperforming the Russell 2000 Value® Index which returned +7.90% for the same period.

An underweight allocation to the Yield theme was the primary driver of performance. Overweight allocation to the Value and Quality themes detracted from returns. The Momentum, Financial Strength, and Growth themes were relatively neutral for the period.

Overall allocation effects contributed to returns while overall security selection effects detracted from returns for the period. Security selection within Materials, Energy and Financials contributed positively to returns while security selection within Consumer Discretionary, Health Care, and Utilities detracted from returns. An underweight allocation to Real Estate and Utilities and an overweight allocation to Industrials contributed positively to returns. While an overweight allocation to Information Technology and an underweight allocation to Health Care detracted from returns. Several positions detracted from performance, including Dillard’s, Inc., LSC Communications, Inc., and REX American Resources Corp. Performance was boosted, however, by several over-weights to stocks such as CVR Energy, Inc., Meritor, Inc., and Children’s Place, Inc.

Based on our historical research, the themes that we emphasize in Small Cap Value Fund should outperform over longer holding periods, but have shorter periods of time when they are less successful. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive quality, valuations and momentum to outperform in the years to come.

Small/Mid Cap Growth Fund

For the six-month fiscal period ended January 31, 2018, Class I shares of the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) returned +11.93%, underperforming the Russell 2500 Growth™ Index which returned +16.56% for the same period.

An overweight exposure to our Momentum theme was the primary driver of performance. Additionally, a slight overweight allocation to the Growth theme also aided returns. An underweight allocation to the Size theme was the largest detractor from returns for the period. Overweight allocation to the Value and Yield themes also hurt performance for the period.

Our key themes of reasonable valuation, strong earnings growth and strong momentum, led to an underweight allocation to the Real Estate sector and overweight allocations to the Financials and Information Technology sectors. An underweight allocation to Industrials detracted from returns. Overall security selection detracted from returns, specifically security selection within Health Care, Information Technology, and Financials. Security selection within Energy and Real Estate aided performance for the six-month period. Novanta, Inc., Transportadora de Gas del Sur SA ADR, and Weight Watchers International, Inc. were the largest contributors to return. While Sanderson Farms, Inc., Nektar Therapeutics, and iRobot Corp. were the main detractors from returns.

O’Shaughnessy Mutual Funds

Based on our historical research, the themes that we emphasize in the Small/Mid Cap Growth Fund should outperform over longer holding periods, but have shorter periods of time when they lead to underperformance versus the benchmark.  We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to potentially outperform in the years to come.

Market Outlook – Enhanced Dividend

Our focus on dividend yield and valuation caused us to lag in the first half of the fiscal year, and rewarded us in the second half. Nine of the top ten contributors to the benchmark return in 2017, were technology or internet names—Tencent, Apple, Facebook, Google (Alphabet), and Alibaba. This group continues to be a challenge for the strategy as their valuations, with the exception of Apple, put them in the most expensive portion of the global market. The disparity between the ACWI Growth and Value indexes finished the year at 11.4% in favor of growth. In the U.S, the disparity is even wider at 16.6%. Though not unprecedented (late 1990’s), we do believe pronounced outperformance in such a short period of time to be rare.

We believe the Enhanced Dividend Fund represents a unique take on the dividend space, while offering discounted valuation and stronger yield. As of January 31, 2018, the Enhanced Dividend Fund had a Price-to-Earnings (“PE”) ratio of 14.7 versus the benchmark PE of 20.1.

Market Outlook – Market Leaders Value, Small Cap Value, All Cap Core and Small-Mid Cap Growth

Equity markets continued to deliver strong total returns for the period, led by growth-oriented investments. Expensive stocks have been driving outperformance. This is most easily seen in the nearly 8% differential in the performance between the Russell 1000® Growth and Russell 1000® Value indexes, in favor of growth.  From a theme perspective, stocks exhibiting strong momentum and earnings growth have continued to perform well. Meanwhile, value, shareholder yield, and quality have been struggling.

As the year progresses, we will continue to focus on our niche of the market: quality companies, often trading at out-of-favor prices, which have aggressively returned capital to equity shareholders through dividends and share repurchases, and or exhibit strong momentum. Given the weight of the evidence—across decades of empirical research and our own live performance—we expect strong performance in the future.

Given the Market Leaders Value Fund’s, Small Cap Value Fund’s, All Cap Core Fund’s and Small-Mid Cap Growth Fund’s positioning relative to their benchmarks—measured by the key characteristics we use in our stock selection process—we believe the Funds are well situated for 2018.

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Real estate investment trusts and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid. The Market Leaders Value Fund and Small Cap Value Fund may experience higher fees and is subject to additional risks due to investments in other investment companies (including ETFs).

Diversification does not guarantee a profit or protect from loss in a declining market.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of Fund holdings.

O’Shaughnessy Mutual Funds

Russell 1000 Growth® Index is the market-capitalization weighted index of those firms in the Russell 1000 with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 includes the largest 1000 firms in the Russell 3000, which represents approximately 98% of the investable U.S. equity market.

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500 Growth™ Index (“Russell 2500”) measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s (“S&P”) 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000 Value® Index (“Russell 1000”) measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

The ACWI Value Index captures large and mid cap securities exhibiting overall value style characteristics across approximately 23 Developed Markets countries and 24 Emerging Markets (EM) countries. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

The ACWI Growth Index captures large and mid cap securities exhibiting overall growth style characteristics across approximately 23 Developed Markets (DM) countries and 24 Emerging Markets (EM) countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend.

DM countries include: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the UK and the U.S.

EM countries include: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

“Earnings per share” (EPS) is the portion of a company’s profit allocated to each outstanding share of common stock. Earnings per share serves as an indicator of a company’s profitability. EPS is calculated as:  EPS = (Net Income - Dividends on Preferred Stock) / Average Outstanding Shares.

“Dividend yield” is the financial ratio that shows how much a company pays out in dividends each year relative to its share price (equal to most recent dividend payment per share (annualized) divided by price per share).

“Price-to-Earnings Ratio” or “P/E valuation” is a ratio for valuing a company that measures its current share price relative to its per-share earnings (equal to Market Value per Share divided by Earnings per Share).

“Price-to-Book” (P/B) is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

Earnings growth is not representative of the fund’s future performance.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Market Leaders Value Fund, O’Shaughnessy Small Cap Value Fund, and O’Shaughnessy Small/Mid Cap Growth Fund are distributed by Quasar Distributors, LLC.

O’Shaughnessy Mutual Funds

Expense Example
at January 31, 2018 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/17 – 1/31/18).

Actual Expenses
For each class of each Fund, two lines are presented in the tables below, with the first line providing information about actual account values and actual expenses. Actual net expenses are limited to 0.85%, 1.60%, and 0.60% for Class A shares, Class C shares, and Class I shares, respectively, of the All Cap Core Fund. Actual net expenses are limited to 0.99% for Class I shares of the Enhanced Dividend Fund, 0.65% for Class I shares of the Market Leaders Value Fund, 0.99% for Class I shares of the Small Cap Value Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the operating expenses limitation agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each Fund, the second line provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy All Cap Core Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/17	1/31/18	8/1/17 – 1/31/18
Class A Actual	$1,000.00	$1,127.50	$4.56
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class C Actual	$1,000.00	$1,122.80	$8.56
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,017.14	$8.13

Class I Actual	$1,000.00	$1,128.20	$3.22
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,022.18	$3.06

*
Expenses are equal to the Fund’s annualized expense ratio of 0.85%, 1.60%, and 0.60% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at January 31, 2018 (Unaudited)

O’Shaughnessy Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/17	1/31/18	8/1/17 – 1/31/18
Class I Actual	$1,000.00	$1,200.20	$5.49
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Market Leaders Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/17	1/31/18	8/1/17 – 1/31/18
Class I Actual	$1,000.00	$1,171.40	$3.56
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,021.93	$3.31

*
Expenses are equal to the Fund’s annualized expense ratio of 0.65% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small Cap Value Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/17	1/31/18	8/1/17 – 1/31/18
Class I Actual	$1,000.00	$1,086.60	$5.21
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,020.21	$5.04

*
Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/17	1/31/18	8/1/17 – 1/31/18
Class I Actual	$1,000.00	$1,119.30	$6.36
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.21	$6.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.19% for Class I, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at January 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at January 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Market Leaders Value Fund

Sector Allocation of Portfolio Assets
at January 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small Cap Value Fund

Sector Allocation of Portfolio Assets
at January 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at January 31, 2018 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS – 100.32%
	Aerospace & Defense – 4.74%
1,324	Boeing Co.	$469,186
307	General Dynamics Corp.	68,301
		537,487
	Airlines – 0.84%
1,406	United Continental Holdings, Inc.*	95,355

	Beverages – 0.11%
69	Boston Beer Co., Inc.*	13,100

	Biotechnology – 1.04%
1,409	Gilead Sciences, Inc.	118,074

	Capital Markets – 4.09%
754	Ameriprise Financial, Inc.	127,200
380	CME Group, Inc.	58,322
672	Evercore Partners, Inc. – Class A	67,570
471	Goldman Sachs Group, Inc.	126,176
1,125	Moelis & Co. – Class A	58,163
237	T. Rowe Price Group, Inc.	26,456
		463,887
	Chemicals – 2.03%
887	Celanese Corp. – Class A	95,938
646	LyondellBasell Industries NV – Class A#	77,417
687	Trinseo S.A.#	56,643
		229,998
	Commercial Banks – 7.71%
3,956	Bank of America Corp.	126,592
1,624	JPMorgan Chase & Co.	187,848
5,660	Lakeland Bancorp, Inc.	113,766
853	Peapack Gladstone Financial Corp.	30,299
960	PNC Financial Services Group, Inc.	151,699
1,132	Preferred Bank	72,923
6,117	Regions Financial Corp.	117,630
945	Stock Yards Bancorp, Inc.	33,973
739	Zions Bancorporation	39,928
		874,658
	Commercial Services & Supplies – 1.21%
2,565	Ennis, Inc.	51,044
2,222	SP Plus Corp.*	85,658
		136,702

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Communications Equipment – 2.01%
426	Harris Corp.	$67,896
167	InterDigital, Inc.	13,034
2,059	Juniper Networks, Inc.	53,843
941	Motorola Solutions, Inc.	93,592
		228,365
	Computers & Peripherals – 0.51%
656	Western Digital Corp.	58,371

	Consumer Finance – 1.10%
1,249	American Express Co.	124,151

	Diversified Consumer Services – 0.91%
3,871	H&R Block, Inc.	102,736

	Diversified Telecommunication Services – 0.36%
2,294	CenturyLink, Inc.	40,856

	Electrical Equipment – 1.04%
598	Rockwell Automation, Inc.	117,979

	Electronic Equipment, Instruments & Components – 3.30%
7,633	Corning, Inc.	238,302
559	ePlus, Inc.*	43,155
1,203	Novanta, Inc.*#	69,654
869	Sanmina Corp.*	22,724
		373,835
	Energy Equipment & Services – 1.15%
7,354	Diamond Offshore Drilling, Inc.*	130,019

	Food & Staples Retailing – 2.20%
938	CVS Health Corp.	73,811
436	Sysco Corp.	27,412
1,387	Wal-Mart Stores, Inc.	147,854
		249,077
	Food Products – 2.85%
790	Archer-Daniels-Midland Co.	33,931
2,598	Conagra Brands, Inc.	98,724
2,124	General Mills, Inc.	124,233
868	Tyson Foods, Inc. – Class A	66,063
		322,951
	Health Care Equipment & Supplies – 3.36%
50	Cooper Companies, Inc.	12,233
899	IDEXX Laboratories, Inc.*	168,149

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
305	Intuitive Surgical, Inc.*	$131,659
541	Varian Medical Systems, Inc.*	68,978
		381,019
	Health Care Providers & Services – 3.92%
382	Aetna, Inc.	71,365
463	Anthem, Inc.	114,755
605	Centene Corp.*	64,880
1,347	Express Scripts Holding Co.*	106,656
131	Humana, Inc.	36,920
297	McKesson Corp.	50,157
		444,733
	Health Care Technology – 0.17%
1,485	Quality Systems, Inc.*	19,305

	Hotels, Restaurants & Leisure – 3.20%
1,052	McDonald’s Corp.	180,039
2,163	Yum! Brands, Inc.	182,968
		363,007
	Household Durables – 1.60%
21	NVR, Inc.*	66,742
3,611	PulteGroup, Inc.	114,938
		181,680
	Household Products – 2.03%
2,671	Procter & Gamble Co.	230,614

	Industrial Conglomerates – 0.35%
2,443	General Electric Co.	39,503

	Insurance – 4.94%
2,746	Assurant, Inc.	251,204
3,527	Progressive Corp.	190,811
991	Prudential Financial, Inc.	117,750
		559,765
	IT Services – 5.37%
1,321	Cognizant Technology Solutions Corp. – Class A	103,012
521	Convergys Corp.	12,124
234	Jack Henry & Associates, Inc.	29,170
2,189	Teradata Corp.*	88,654
1,649	Total System Services, Inc.	146,530
4,747	Travelport Worldwide Ltd.#	64,607
1,867	TTEC Holdings, Inc.	74,120
4,343	Western Union Co.	90,291
		608,508

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Life Sciences Tools & Services – 2.52%
1,136	Agilent Technologies, Inc.	$83,416
448	Charles River Laboratories International, Inc.*	47,237
721	Waters Corp.*	155,455
		286,108
	Machinery – 0.29%
740	Hillenbrand, Inc.	32,782

	Media – 1.18%
412	CBS Corp. – Class B	23,735
4,250	Entravision Communications Corp.	29,538
2,499	Gannett Co., Inc.	29,488
1,087	tronc, Inc.*	22,175
261	Walt Disney Co.	28,363
		133,299
	Metals & Mining – 1.50%
2,702	Steel Dynamics, Inc.	122,671
1,181	Warrior Met Coal, Inc.	33,032
297	Worthington Industries, Inc.	13,888
		169,591
	Multi-line Retail – 2.90%
316	Big Lots, Inc.	19,206
681	Dillard’s, Inc. – Class A	46,008
2,354	Kohl’s Corp.	152,469
1,472	Target Corp.	110,724
		328,407
	Oil, Gas & Consumable Fuels – 6.82%
2,351	Arch Coal, Inc. – Class A	211,614
3,224	Marathon Petroleum Corp.	223,326
3,528	Valero Energy Corp.	338,582
		773,522
	Paper & Forest Products – 2.06%
1,307	Domtar Corp.	67,127
5,624	Louisiana-Pacific Corp.*	166,527
		233,654
	Personal Products – 1.05%
1,731	Medifast, Inc.	118,937

	Pharmaceuticals – 0.38%
239	Allergan PLC#	43,082

	Real Estate Management & Development – 0.39%
1,571	Altisource Portfolio Solutions S.A.*#	43,988

	Road & Rail – 0.53%
1,683	ArcBest Corp.	59,831

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 4.48%
1,306	Analog Devices, Inc.	$119,995
3,362	Applied Materials, Inc.	180,304
346	Cabot Microelectronics Corp.	35,254
668	Lam Research Corp.	127,935
316	Micron Technology, Inc.*	13,816
115	MKS Instruments, Inc.	11,765
169	Texas Instruments, Inc.	18,534
		507,603
	Software – 7.05%
1,481	Activision Blizzard, Inc.	109,787
462	Adobe Systems, Inc.*	92,289
390	ANSYS, Inc.*	63,044
6,674	Cadence Design Systems, Inc.*	299,396
1,074	CDK Global, Inc.	76,565
324	Citrix Systems, Inc.*	30,054
498	Electronic Arts, Inc.*	63,226
243	Red Hat, Inc.*	31,925
261	VMware, Inc. – Class A*	32,309
		798,595
	Specialty Retail – 2.04%
1,209	Best Buy Co., Inc.	88,329
378	Gap, Inc.	12,565
401	Lowe’s Companies, Inc.	41,997
1,662	Signet Jewelers Ltd.#	87,920
		230,811
	Technology Hardware, Storage & Peripherals – 2.15%
1,244	Apple, Inc.	208,283
637	Seagate Technology PLC#	35,162
		243,445
	Textiles, Apparel & Luxury Goods – 2.54%
3,130	Michael Kors Holdings Ltd.*#	206,580
999	VF Corp.	81,059
		287,639
	Trading Companies & Distributors – 0.30%
127	W.W. Grainger, Inc.	34,247
	Total Common Stocks (Cost $9,247,291)	11,371,276
	Total Investments in Securities (Cost $9,247,291) – 100.32%	11,371,276
	Liabilities in Excess of Other Assets – (0.32)%	(36,697)
	Net Assets – 100.00%	$11,334,579

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS – 98.29%
	Aerospace & Defense – 3.10%
1,059	Boeing Co.	$375,278

	Automobiles – 3.59%
2,490	General Motors Co.	105,601
10,432	Nissan Motor Co., Ltd. – ADR	224,288
6,230	Subaru Corp. – ADR	103,854
		433,743
	Biotechnology – 4.47%
1,991	AbbVie, Inc.	223,430
214	Amgen, Inc.	39,815
3,305	Gilead Sciences, Inc.	276,959
		540,204
	Capital Markets – 2.14%
887	Ameriprise Financial, Inc.	149,637
5,261	Nomura Holdings, Inc. – ADR	34,512
3,685	UBS Group AG#	74,879
		259,028
	Chemicals – 4.12%
4,162	LyondellBasell Industries NV – Class A#	498,774

	Commercial Banks – 10.37%
1,819	Australia & New Zealand Banking Group Ltd. – ADR	41,946
7,628	BNP Paribas SA – ADR	316,471
1,582	Danske Bank A/S – ADR	32,273
957	DBS Group Holdings Ltd. – ADR	76,847
3,292	HSBC Holdings PLC – ADR	177,472
2,575	ING Groep NV – ADR	50,728
999	JPMorgan Chase & Co.	115,554
5,299	Mitsubishi UFJ Financial Group, Inc. – ADR	40,378
34,459	Societe Generale SA – ADR	402,481
		1,254,150
	Communications Equipment – 0.92%
2,670	Cisco Systems, Inc.	110,912

	Containers & Packaging – 1.04%
1,885	WestRock Co.	125,597

	Diversified Financial Services – 0.26%
331	ORIX Corp. – ADR	31,210

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Diversified Telecommunication Services – 2.35%
6,450	BT Group PLC – ADR	$121,002
759	Nippon Telegraph & Telephone Corp. – ADR	36,660
12,663	Telia Company AB – ADR	126,756
		284,418
	Food & Staples Retailing – 1.76%
169	CVS Health Corp.	13,299
935	Koninklijke Ahold Delhaize NV – ADR	20,850
1,675	Wal-Mart Stores, Inc.	178,555
		212,704
	Food Products – 2.10%
5,913	Archer-Daniels-Midland Co.	253,963

	Hotels, Restaurants & Leisure – 1.16%
977	Carnival PLC – ADR	69,689
576	Darden Restaurants, Inc.	55,210
121	Wyndham Worldwide Corp.	15,020
		139,919
	Household Durables – 1.04%
1,787	Electrolux AB – ADR	125,876

	Household Products – 1.78%
1,058	Kimberly-Clark Corp.	123,786
1,054	Procter & Gamble Co.	91,002
		214,788
	Insurance – 12.68%
57,394	Aegon NV – ADR	389,705
12,676	Allianz SE – ADR	320,956
14,739	Aviva PLC – ADR	219,169
4,617	AXA SA – ADR	151,899
8,396	Manulife Financial Corp.#	178,247
1,233	Principal Financial Group, Inc.	83,351
418	Prudential Financial, Inc.	49,667
3,224	Sun Life Financial, Inc.#	139,825
		1,532,819
	IT Services – 4.77%
2,629	International Business Machines Corp.	430,368
7,070	Western Union Co.	146,985
		577,353
	Machinery – 0.62%
401	Cummins, Inc.	75,388

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Metals & Mining – 1.89%
4,069	Rio Tinto PLC – ADR	$228,312

	Multi-line Retail – 3.45%
578	Kohl’s Corp.	37,437
5,048	Target Corp.	379,711
		417,148
	Office Electronics – 0.27%
804	Canon, Inc. – ADR	32,337

	Oil, Gas & Consumable Fuels – 14.17%
4,085	China Petroleum & Chemical Corp. – ADR	354,782
837	CNOOC Ltd. – ADR	131,576
8,975	LUKOIL PJSC – ADR	591,004
486	Marathon Petroleum Corp.	33,665
2,409	Repsol YPF, SA – ADR	45,434
3,424	Total SA – ADR	198,798
3,731	Valero Energy Corp.	358,064
		1,713,323
	Paper & Forest Products – 0.68%
4,763	Stora Enso OYJ – ADR	81,781

	Pharmaceuticals – 1.51%
1,702	AstraZeneca PLC – ADR	59,672
3,318	Pfizer, Inc.	122,899
		182,571
	Semiconductors & Semiconductor Equipment – 1.79%
4,511	Intel Corp.	217,159

	Software – 1.19%
4,025	CA, Inc.	144,296

	Specialty Retail – 4.65%
7,155	Best Buy Co., Inc.	522,744
784	L Brands, Inc.	39,271
		562,015
	Technology Hardware, Storage & Peripherals – 3.05%
6,682	Seagate Technology PLC#	368,846

	Trading Companies & Distributors – 0.59%
202	Mitsui & Co., Ltd. – ADR	71,609

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Wireless Telecommunication Services – 6.78%
37,010	Mobile TeleSystems – ADR	$449,301
928	NTT DoCoMo, Inc. – ADR	23,154
12,634	SK Telecom Co., Ltd. – ADR	347,688
		820,143
	Total Common Stocks (Cost $9,319,844)	11,885,664
	Total Investments in Securities (Cost $9,319,844) – 98.29%	11,885,664
	Other Assets in Excess of Liabilities – 1.71%	206,819
	Net Assets – 100.00%	$12,092,483

#  U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	42.4%
France	8.8%
Russian Federation	8.6%
Netherlands	7.9%
United Kingdom	7.2%
Japan	4.9%
Ireland	3.0%
China	2.9%
Republic of Korea	2.9%
Germany	2.7%
Canada	2.6%
Sweden	2.1%
Hong Kong	1.1%
Finland	0.7%
Singapore	0.6%
Switzerland	0.6%
Spain	0.4%
Australia	0.3%
Denmark	0.3%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS – 98.14%
	Aerospace & Defense – 6.12%
9,608	Boeing Co.	$3,404,786
1,109	Lockheed Martin Corp.	393,529
5,889	Spirit AeroSystems Holdings, Inc. – Class A	602,798
5,152	United Technologies Corp.	711,027
		5,112,140
	Airlines – 2.33%
15,492	American Airlines Group, Inc.	841,526
16,273	United Continental Holdings, Inc.*	1,103,635
		1,945,161
	Auto Components – 0.80%
3,470	Lear Corp.	670,196

	Biotechnology – 1.74%
17,283	Gilead Sciences, Inc.	1,448,315

	Capital Markets – 5.48%
22,359	Ameriprise Financial, Inc.	3,771,964
1,735	The Goldman Sachs Group, Inc.	464,789
7,654	Thomson Reuters Corp.#	331,495
		4,568,248
	Chemicals – 5.98%
14,908	Celanese Corp. – Class A	1,612,449
28,198	LyondellBasell Industries NV – Class A#	3,379,248
		4,991,697
	Commercial Banks – 6.55%
5,503	CIT Group, Inc.	278,947
32,551	Citigroup, Inc.	2,554,602
34,269	Fifth Third Bancorp	1,134,304
77,911	Regions Financial Corp.	1,498,229
		5,466,082
	Communications Equipment – 0.88%
7,377	Motorola Solutions, Inc.	733,716

	Computers & Peripherals – 0.92%
12,541	NetApp, Inc.	771,272

	Consumer Finance – 3.81%
19,375	Ally Financial, Inc.	576,794
17,406	American Express Co.	1,730,156
10,885	Discover Financial Services	868,623
		3,175,573

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Containers & Packaging – 1.07%
18,911	Sealed Air Corp.	$895,436

	Diversified Financial Services – 1.93%
6,868	MSCI, Inc.	956,232
12,539	Voya Financial, Inc.	650,899
		1,607,131
	Diversified Telecommunication Services – 1.48%
53,366	CenturyLink, Inc.	950,448
18,966	Telstra Corp., Ltd. – ADR	281,930
		1,232,378
	Electronic Equipment, Instruments & Components – 3.12%
83,407	Corning, Inc.	2,603,967

	Food & Staples Retailing – 4.68%
13,976	CVS Health Corp.	1,099,772
14,038	Kroger Co.	426,194
32,964	Sysco Corp.	2,072,447
4,067	Walgreens Boots Alliance, Inc.	306,082
		3,904,495
	Food Products – 3.57%
49,305	Conagra Brands, Inc.	1,873,590
18,813	General Mills, Inc.	1,100,372
		2,973,962
	Health Care Providers & Services – 5.91%
2,486	Aetna, Inc.	464,435
35,232	Express Scripts Holding Co.*	2,789,670
9,940	McKesson Corp.	1,678,667
		4,932,772
	Hotels, Restaurants & Leisure – 6.13%
12,549	McDonald’s Corp.	2,147,635
16,258	Wyndham Worldwide Corp.	2,018,106
11,184	Yum! Brands, Inc.	946,055
		5,111,796
	Household Durables – 1.24%
32,376	PulteGroup, Inc.	1,030,528

	Household Products – 3.27%
31,624	Procter & Gamble Co.	2,730,416

	Industrial Conglomerates – 0.66%
34,089	General Electric Co.	551,219

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Insurance – 7.78%
172,120	Aegon NV – ADR	$1,168,695
45,482	Hartford Financial Services Group, Inc.	2,672,522
18,954	MetLife, Inc.	911,119
47,081	XL Group Ltd.#	1,734,464
		6,486,800
	Internet Software & Services – 0.36%
7,431	eBay, Inc.*	301,550

	IT Services – 3.20%
1,064	International Business Machines Corp.	174,177
119,815	Western Union Co.	2,490,954
		2,665,131
	Media – 1.76%
14,700	CBS Corp. – Class B	846,867
102,347	Sirius XM Holdings, Inc.	625,340
		1,472,207
	Multi-line Retail – 3.58%
9,282	Kohl’s Corp.	601,195
31,683	Target Corp.	2,383,196
		2,984,391
	Oil, Gas & Consumable Fuels – 5.87%
19,383	Marathon Petroleum Corp.	1,342,660
37,016	Valero Energy Corp.	3,552,425
		4,895,085
	Professional Services – 0.47%
2,970	Manpower, Inc.	390,228

	Software – 2.06%
28,145	Cadence Design Systems, Inc.*	1,262,585
6,396	CDK Global, Inc.	455,971
		1,718,556
	Specialty Retail – 2.40%
23,999	Best Buy Co., Inc.	1,753,367
2,374	Lowe’s Companies, Inc.	248,629
		2,001,996
	Technology Hardware, Storage & Peripherals – 0.63%
1,299	Apple, Inc.	217,492
5,574	Seagate Technology PLC#	307,685
		525,177
	Textiles, Apparel & Luxury Goods – 1.11%
10,413	Michael Kors Holdings Ltd.*#	687,258
2,896	VF Corp.	234,981
		922,239

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Trading Companies & Distributors – 1.25%
1,283	United Rentals, Inc.*	$232,364
2,999	W.W. Grainger, Inc.	808,710
		1,041,074
	Total Common Stocks (Cost $69,040,745)	81,860,934
	Total Investments in Securities (Cost $69,040,745) – 98.14%	81,860,934
	Other Assets in Excess of Liabilities – 1.86%	1,548,570
	Net Assets – 100.00%	$83,409,504

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS – 99.55%
	Aerospace & Defense – 0.82%
2,981	Vectrus, Inc.*	$90,622

	Airlines – 0.10%
286	Hawaiian Holdings, Inc.	10,682

	Auto Components – 0.37%
745	Cooper Tire & Rubber Co.	29,130
90	Cooper-Standard Holding, Inc.*	11,213
		40,343
	Biotechnology – 0.42%
768	Eagle Pharmaceuticals, Inc.*	45,903

	Building Products – 1.43%
4,096	Continental Building Products, Inc.*	116,532
2,201	NCI Building Systems, Inc.*	40,608
		157,140
	Capital Markets – 4.05%
10,721	GAIN Capital Holdings, Inc.	78,263
2,203	Greenhill & Co., Inc.	40,866
2,337	Moelis & Co. – Class A	120,823
1,988	Virtu Financial, Inc. – Class A	37,971
7,338	Waddell & Reed Financial, Inc. – Class A	168,773
		446,696
	Chemicals – 2.43%
492	Innophos Holdings, Inc.	22,765
6,568	Rayonier Advanced Materials, Inc.	124,267
403	Stepan Co.	31,603
1,087	Trinseo SA#	89,623
		268,258
	Commercial Banks – 3.45%
1,049	Bank of N.T. Butterfield & Son Ltd.#	42,159
2,769	Capital City Bank Group, Inc.	67,924
270	First Citizens BancShares, Inc. – Class A	114,860
1,417	First Community Bancshares, Inc.	39,223
2,839	Hilltop Holdings, Inc.	74,354
1,273	Northrim BanCorp, Inc.	42,582
		381,102
	Commercial Services & Supplies – 3.34%
175	Deluxe Corp.	12,997
3,761	Ennis, Inc.	74,844
759	Herman Miller, Inc.	30,740

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
4,101	LSC Communications, Inc.	$56,102
4,406	Quad Graphics, Inc.	97,460
2,487	SP Plus Corp.*	95,873
		368,016
	Communications Equipment – 2.19%
2,606	InterDigital, Inc.	203,398
544	NETGEAR, Inc.*	37,917
		241,315
	Construction & Engineering – 3.07%
1,692	Aegion Corp.*	42,435
631	Argan, Inc.	27,512
1,896	EMCOR Group, Inc.	154,107
1,914	KBR, Inc.	38,931
1,133	MYR Group, Inc.*	38,386
1,423	Primoris Services Corp.	36,998
		338,369
	Consumer Finance – 2.34%
11,239	Enova International, Inc.*	201,178
1,100	Nelnet, Inc.	57,321
		258,499
	Diversified Consumer Services – 0.27%
3,931	Bridgepoint Education, Inc.*	30,387

	Diversified Financial Services – 1.30%
4,246	Cannae Holdings, Inc.*	73,923
2,914	Marlin Business Services Corp.	69,062
		142,985
	Electric Utilities – 0.12%
254	El Paso Electric Co.	13,259

	Electronic Equipment, Instruments & Components – 5.36%
2,840	Benchmark Electronics, Inc.*	82,218
4,809	Celestica, Inc.*#	48,571
1,674	Insight Enterprises, Inc.*	62,139
5,891	Kimball Electronics, Inc.*	108,983
353	Plexus Corp.*	21,092
795	Sanmina Corp.*	20,789
1,460	ScanSource, Inc.*	49,932
2,585	TTM Technologies, Inc.*	42,627
7,055	Vishay Intertechnology, Inc.	154,857
		591,208

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services – 2.36%
11,798	Diamond Offshore Drilling, Inc.*	$208,589
3,550	Rowan Companies PLC – Class A*#	52,256
		260,845
	Food & Staples Retailing – 2.91%
344	Ingles Markets, Inc. – Class A	11,558
1,906	SpartanNash Co.	46,449
4,881	United Natural Foods, Inc.*	232,336
770	Weis Markets, Inc.	30,615
		320,958
	Food Products – 1.62%
1,777	Dean Foods Co.	18,427
735	Fresh Del Monte Produce, Inc.#	34,773
985	Sanderson Farms, Inc.	124,997
		178,197
	Health Care Providers & Services – 3.35%
559	AMN Healthcare Services, Inc.*	29,990
847	Encompass Health Corp.	44,823
1,684	Magellan Health, Inc.*	167,727
459	Molina Healthcare, Inc.*	41,934
470	National HealthCare Corp.	29,314
2,672	Owens & Minor, Inc.	56,272
		370,060
	Hotels, Restaurants & Leisure – 1.68%
3,420	Bloomin’ Brands, Inc.	75,343
852	Brinker International, Inc.	30,962
1,459	Ruth’s Hospitality Group, Inc. – Class A	34,578
777	Tropicana Entertainment, Inc.*	44,483
		185,366
	Household Durables – 2.50%
1,284	AV Homes, Inc.*	21,700
1,096	Bassett Furniture Industries, Inc.	37,209
1,561	Hooker Furniture Corp.	57,991
1,220	La-Z-Boy, Inc.	36,783
2,812	MDC Holdings, Inc.	94,792
1,074	Taylor Morrison Home Corp. – Class A*	27,312
		275,787
	Independent Power and Renewable Electricity Producers – 0.69%
15,012	Atlantic Power Corp.*#	31,525
1,155	Atlantica Yield PLC#	24,347
3,609	TransAlta Corp.#	19,850
		75,722
	Insurance – 7.11%
1,410	American Equity Investment Life Holding Co.	46,530
943	Argo Group International Holdings Ltd.#	57,806

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Insurance (Continued)
3,921	Baldwin & Lyons, Inc. – Class B	$90,183
599	CNA Financial Corp.	32,442
2,629	CNO Financial Group, Inc.	64,647
2,215	Employers Holdings, Inc.	93,915
1,946	HCI Group, Inc.	68,013
643	Infinity Property & Casualty Corp.	65,104
317	National Western Life Group, Inc. – Class A	102,675
1,661	Stewart Information Services Corp.	73,931
3,037	Universal Insurance Holdings, Inc.	89,288
		784,534
	Internet & Direct Marketing Retail – 0.61%
6,427	1-800-Flowers.com, Inc.* – Class A	67,001

	IT Services – 3.54%
5,075	Convergys Corp.	118,095
2,028	EVERTEC, Inc.#	31,738
1,000	Science Applications International Corp.	76,650
12,044	Travelport Worldwide Ltd.#	163,919
		390,402
	Leisure Products – 0.42%
3,562	Nautilus, Inc.*	45,772

	Machinery – 3.62%
4,066	China Yuchai International Ltd.#	107,749
1,030	Greenbrier Companies, Inc.	51,655
5,362	Meritor, Inc.*	146,275
3,622	Wabash National Corp.	93,556
		399,235
	Media – 2.31%
12,083	Entravision Communications Corp.	83,977
10,526	Gannett Co., Inc.	124,207
2,300	tronc, Inc.*	46,920
		255,104
	Metals & Mining – 3.71%
358	Kaiser Aluminum Corp.	39,466
6,266	Schnitzer Steel Industries, Inc. – Class A	214,296
4,072	Warrior Met Coal, Inc.	113,894
877	Worthington Industries, Inc.	41,009
		408,665
	Multi-line Retail – 2.32%
2,492	Big Lots, Inc.	151,464
1,542	Dillard’s, Inc. – Class A	104,178
		255,642

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Multi-Utilities – 0.92%
9,712	Just Energy Group, Inc.#	$41,373
1,375	Unitil Corp.	60,789
		102,162
	Oil, Gas & Consumable Fuels – 6.82%
1,560	Arch Coal, Inc. – Class A	140,416
6,858	CVR Energy, Inc.	245,447
6,664	Hallador Energy Co.	46,515
3,359	Par Pacific Holdings, Inc.*	61,235
2,377	Renewable Energy Group, Inc.*	25,434
1,846	REX American Resources Corp.*	150,725
3,419	Ultra Petroleum Corp.*#	23,865
11,964	W&T Offshore, Inc.*	57,906
		751,543
	Paper & Forest Products – 2.90%
3,043	Boise Cascade Co.	135,262
3,419	Louisiana-Pacific Corp.*	101,237
5,171	Verso Corp.*	83,046
		319,545
	Personal Products – 0.48%
712	USANA Health Sciences, Inc.*	53,151

	Professional Services – 3.25%
564	ICF International, Inc.*	29,948
2,358	Kelly Services, Inc. – Class A	66,755
6,509	RPX Corp.	91,386
6,214	TrueBlue, Inc.*	169,954
		358,043
	Real Estate Management & Development – 0.80%
3,136	Altisource Portfolio Solutions SA*#	87,808

	Road & Rail – 1.11%
3,458	ArcBest Corp.	122,932

	Semiconductors & Semiconductor Equipment – 2.87%
17,350	Amkor Technology, Inc.*	174,541
1,712	Cirrus Logic, Inc.*	84,864
1,779	Ichor Holdings Ltd.*#	56,786
		316,191
	Specialty Retail – 4.81%
3,105	Aaron’s, Inc.	126,963
2,815	Buckle, Inc.	56,441
1,451	Children’s Place, Inc.	217,359
5,795	Office Depot, Inc.	18,834
2,962	Sleep Number Corp.*	111,490
		531,087

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 1.31%
2,425	Movado Group, Inc.	$74,205
649	Oxford Industries, Inc.	51,141
2,058	Vera Bradley, Inc.*	19,119
		144,465
	Thrifts & Mortgage Finance – 3.55%
12,156	Nationstar Mortgage Holdings, Inc.*	215,648
17,575	TrustCo Bank Corp. NY	151,145
523	Walker & Dunlop, Inc.*	24,293
		391,086
	Tobacco – 0.17%
393	Universal Corp.	18,864

	Trading Companies & Distributors – 0.75%
1,521	Rush Enterprises, Inc. – Class A*	82,210
	Total Common Stocks (Cost $10,052,638)	10,977,161

	PREFERRED STOCKS – 0.12%
	Electric Utilities – 0.12%
1,664	Companhia Paranaense de Energia-Copel – Class B – ADR	12,896
	Total Preferred Stocks (Cost $13,260)	12,896
	Total Investments in Securities (Cost $10,065,898) – 99.67%	10,990,057
	Other Assets in Excess of Liabilities – 0.33%	35,938
	Net Assets – 100.00%	$11,025,995

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS – 98.82%
	Aerospace & Defense – 2.11%
417	BWX Technologies, Inc.	$26,455
1,447	HEICO Corp.	116,223
208	Huntington Ingalls Industries, Inc.	49,408
1,319	Spirit AeroSystems Holdings, Inc. – Class A	135,013
		327,099
	Airlines – 0.44%
491	Copa Holdings SA – Class A#	67,920

	Auto Components – 1.16%
278	Dorman Products, Inc.*	20,972
1,228	Visteon Corp.*	159,738
		180,710
	Automobiles – 1.29%
1,244	Thor Industries, Inc.	170,005
659	Winnebago Industries, Inc.	29,952
		199,957
	Beverages – 0.28%
226	Boston Beer Co., Inc.*	42,906

	Biotechnology – 1.84%
1,816	Enanta Pharmaceuticals, Inc.*	154,269
446	Ligand Pharmaceuticals, Inc.*	70,299
1,647	Myriad Genetics, Inc.*	60,741
		285,309
	Building Products – 0.29%
942	CSW Industrials, Inc.*	45,122

	Capital Markets – 3.36%
1,286	Artisan Partners Asset Management, Inc. – Class A	50,347
1,155	Evercore Partners, Inc. – Class A	116,135
2,061	Federated Investors, Inc.	71,476
2,796	Houlihan Lokey, Inc.	133,369
2,906	Moelis & Co. – Class A	150,240
		521,567
	Chemicals – 3.01%
965	Chase Corp.	108,418
317	FMC Corp.	28,951
500	Ingevity Corp.*	36,275
1,157	PolyOne Corp.	50,283
311	Quaker Chemical Corp.	47,863
1,743	Westlake Chemical Corp.	196,262
		468,052

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Banks – 1.35%
1,231	American National Bankshares, Inc.	$46,039
2,403	First Merchants Corp.	103,714
1,665	Lakeland Bancorp, Inc.	33,467
936	Veritex Holdings, Inc.*	26,685
		209,905
	Commercial Services & Supplies – 3.27%
2,195	Brink’s Co.	183,063
2,996	Interface, Inc.	74,750
2,944	Rollins, Inc.	145,257
2,721	SP Plus Corp.*	104,895
		507,965
	Communications Equipment – 0.85%
4,330	Comtech Telecommunications Corp.	93,658
273	NETGEAR, Inc.*	19,028
2,197	Viavi Solutions, Inc.*	18,850
		131,536
	Computers & Peripherals – 0.14%
501	Logitech International SA#	21,192

	Construction & Engineering – 0.89%
1,226	Fluor Corp.	74,418
437	Jacobs Engineering Group, Inc.	30,354
883	Quanta Services, Inc.*	33,987
		138,759
	Consumer Finance – 1.25%
786	FirstCash, Inc.	57,456
2,238	Green Dot Corp. – Class A*	137,100
		194,556
	Containers & Packaging – 0.79%
778	AptarGroup, Inc.	68,013
1,169	Myers Industries, Inc.	24,549
1,327	Owens-Illinois, Inc.*	30,813
		123,375
	Diversified Consumer Services – 1.47%
2,883	H&R Block, Inc.	76,515
2,359	Weight Watchers International, Inc.*	151,660
		228,175
	Diversified Telecommunication Services – 0.67%
9,272	Vonage Holdings Corp.*	103,754

	Electrical Equipment – 0.54%
665	Generac Holdings, Inc.*	32,538
351	Preformed Line Products Co.	25,925
335	Regal Beloit Corp.	26,097
		84,560

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components – 4.25%
821	CDW Corp.	$61,403
928	ePlus, Inc.*	71,642
1,696	Jabil Circuit, Inc.	43,129
5,332	Kemet Corp.*	108,559
5,021	Novanta, Inc.*#	290,716
1,687	TTM Technologies, Inc.*	27,819
2,593	Vishay Intertechnology, Inc.	56,916
		660,184
	Food Products – 1.43%
1,756	Sanderson Farms, Inc.	222,836

	Health Care Equipment & Supplies – 6.79%
95	Atrion Corp.	54,663
1,292	Blackbaud, Inc.	123,799
548	Cooper Companies, Inc.	134,079
1,482	Haemonetics Corp.*	95,811
1,883	Halyard Health, Inc.*	91,909
569	IDEXX Laboratories, Inc.*	106,426
284	Inogen, Inc.*	34,603
980	Masimo Corp.*	92,355
1,113	Quidel Corp.*	50,953
492	STERIS PLC#	44,733
1,775	Varian Medical Systems, Inc.*	226,313
		1,055,644
	Health Care Providers & Services – 2.62%
900	Chemed Corp.	234,513
2,801	National Research Corp. – Class A	105,458
1,053	Providence Service Corp.*	67,739
		407,710
	Health Care Technology – 0.73%
3,785	Quality Systems, Inc.*	49,205
1,029	Veeva Systems, Inc. – Class A*	64,683
		113,888
	Hotels, Restaurants & Leisure – 5.35%
1,874	Choice Hotels International, Inc.	153,949
371	Churchill Downs, Inc.	96,089
1,437	Darden Restaurants, Inc.	137,737
900	Marriott Vacations Worldwide Corp.	137,097
3,601	Penn National Gaming, Inc.*	114,908
2,222	Ruth’s Hospitality Group, Inc.	52,661
1,927	Tropicana Entertainment, Inc.*	110,321
134	Vail Resorts, Inc.	29,287
		832,049

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Household Durables – 2.16%
185	iRobot Corp.*	$16,419
1,360	MDC Holdings, Inc.	45,846
56	NVR, Inc.*	177,977
1,093	PulteGroup, Inc.	34,790
2,411	Taylor Morrison Home Corp. – Class A*	61,312
		336,344
	Industrial Conglomerates – 0.27%
1,073	Raven Industries, Inc.	41,364

	Insurance – 1.46%
153	American Financial Group, Inc.	17,341
813	Assured Guaranty Ltd.#	28,935
1,317	CNA Financial Corp.	71,329
507	Kemper Corp.	32,879
105	National Western Life Group, Inc. – Class A	34,009
258	Primerica, Inc.	26,058
100	Reinsurance Group of America, Inc.	15,665
		226,216
	Internet & Catalog Retail – 0.27%
983	NutriSystem, Inc.	42,515

	Internet & Direct Marketing Retail – 0.97%
2,548	Liberty Ventures – Class A*	150,154

	Internet Software & Services – 4.76%
717	AppFolio, Inc. – Class A*	30,365
9,143	Blucora, Inc.*	223,089
4,015	CommerceHub, Inc.*	81,183
615	IAC/InterActiveCorp.*	89,157
5,267	QuinStreet, Inc.*	49,141
436	Stamps.com, Inc.*	88,879
1,398	VeriSign, Inc.*	160,658
287	Wix.com Ltd.*#	17,521
		739,993
	IT Services – 2.88%
238	Broadridge Financial Solutions, Inc.	22,945
1,192	CoreLogic, Inc.*	56,453
1,197	Jack Henry & Associates, Inc.	149,218
7,378	Travelport Worldwide Ltd.#	100,415
2,966	TTEC Holdings, Inc.	117,750
		446,781
	Leisure Products – 1.27%
1,487	Johnson Outdoors, Inc. – Class A	89,621
3,219	Malibu Boats, Inc.*	107,064
		196,685

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Life Sciences Tools & Services – 1.94%
679	Charles River Laboratories International, Inc.*	$71,594
6,756	Enzo Biochem, Inc.*	49,724
1,983	PRA Health Sciences, Inc.*	180,572
		301,890
	Machinery – 4.52%
1,069	Alamo Group, Inc.	122,967
849	Allison Transmission Holdings, Inc.	37,560
3,031	China Yuchai International Ltd.#	80,321
516	Donaldson Co., Inc.	26,141
4,347	Graco, Inc.	203,440
1,114	Harsco Corp.*	19,941
228	Lincoln Electric Holdings, Inc.	22,246
257	Oshkosh Corp.	23,315
2,527	Toro Co.	165,897
		701,828
	Media – 1.97%
114	Cable One, Inc.	80,487
9,698	New York Times Co. – Class A	225,479
		305,966
	Metals & Mining – 0.74%
2,307	Materion Corp.	114,658

	Multi-line Retail – 0.45%
1,088	Kohl’s Corp.	70,470

	Oil, Gas & Consumable Fuels – 2.79%
414	Arch Coal, Inc. – Class A	37,264
2,893	CVR Energy, Inc.	103,540
1,174	HollyFrontier Corp.	56,305
1,717	PBF Energy, Inc. – Class A	55,511
7,016	Transportadora de Gas del Sur SA – Class B – ADR*	160,666
4,301	W&T Offshore, Inc.*	20,817
		434,103
	Paper & Forest Products – 1.22%
2,435	Boise Cascade Co.	108,236
514	Domtar Corp.	26,399
1,870	Louisiana-Pacific Corp.*	55,370
		190,005
	Personal Products – 0.92%
2,082	Medifast, Inc.	143,054

	Pharmaceuticals – 1.18%
2,405	Corcept Therapeutics, Inc.*	55,351
3,739	Phibro Animal Health Corp. – Class A	127,313
		182,664

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Professional Services – 2.18%
1,595	CBIZ, Inc.*	$26,317
547	Manpower, Inc.	71,870
982	On Assignment, Inc.*	75,192
3,778	TriNet Group, Inc.*	165,741
		339,120
	Real Estate Management & Development – 1.33%
586	FirstService Corp.#	38,975
295	Jones Lang LaSalle, Inc.	46,123
1,872	RMR Group, Inc. – Class A	121,212
		206,310
	Road & Rail – 1.44%
884	Marten Transport Ltd.	20,509
282	Old Dominion Freight Line, Inc.	41,299
3,986	Werner Enterprises, Inc.	162,230
		224,038
	Semiconductors & Semiconductor Equipment – 6.38%
913	Advanced Energy Industries, Inc.*	64,942
1,802	Cabot Microelectronics Corp.	183,606
2,556	Cohu, Inc.	58,200
3,343	Entegris, Inc.	108,815
5,150	Kulicke & Soffa Industries, Inc.*	118,501
3,174	Marvell Technology Group Ltd.#	74,049
530	NVE Corp.	44,425
2,465	ON Semiconductor Corp.*	60,984
4,717	Teradyne, Inc.	216,227
1,775	Tower Semiconductor Ltd.*#	61,664
		991,413
	Software – 7.04%
1,119	ANSYS, Inc.*	180,886
6,503	Cadence Design Systems, Inc.*	291,725
6,152	Progress Software Corp.	306,554
1,448	QAD, Inc. – Class A	62,409
239	Take-Two Interactive Software, Inc.*	30,274
1,792	VMware, Inc. – Class A*	221,832
		1,093,680
	Specialty Retail – 1.06%
2,370	Aaron’s, Inc.	96,909
2,062	Gap, Inc.	68,541
		165,450
	Textiles, Apparel & Luxury Goods – 1.25%
4,984	Crocs, Inc.*	67,334
1,363	Michael Kors Holdings Ltd.*#	89,958
322	Ralph Lauren Corp.	36,808
		194,100

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at January 31, 2018 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Thrifts & Mortgage Finance – 0.77%
4,391	Charter Financial Corp.	$84,439
960	Washington Fed, Inc.	34,464
		118,903
	Trading Companies & Distributors – 1.19%
647	Beacon Roofing Supply, Inc.*	39,143
439	MSC Industrial Direct Co., Inc. – Class A	41,213
1,500	Rush Enterprises, Inc. – Class A*	81,075
781	Univar, Inc.*	23,321
		184,752
	Wireless Telecommunication Services – 0.24%
1,087	Shenandoah Telecommunications Co.	36,958
	Total Common Stocks (Cost $13,125,402)	15,354,144
	Total Investments in Securities (Cost $13,125,402) – 98.82%	15,354,144
	Other Assets in Excess of Liabilities – 1.18%	182,892
	Net Assets – 100.00%	$15,537,036

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at January 31, 2018 (Unaudited)

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
ASSETS
Investments in securities, at value (cost $9,247,291,
$9,319,844, and $69,040,745, respectively)	$11,371,276	$11,885,664	$81,860,934
Cash	—	175,186	1,656,979
Receivables:
Securities sold	43,490	—	—
Fund shares issued	947	1,223	874,531
Due from Advisor (Note 4)	17,418	4,011	—
Dividends	7,258	4,282	58,875
Dividend tax reclaim	—	65,295	528
Prepaid expenses	6,058	433	14,230
Total assets	11,446,447	12,136,094	84,466,077
LIABILITIES
Payables:
Securities purchased	—	—	998,018
Due to custodian	8,368	—	—
Fund shares redeemed	10,870	7,496	264
Administration fees	8,507	6,094	5,889
Audit fees	11,214	9,701	9,702
Transfer agent fees and expenses	11,074	3,820	4,117
Due to Advisor (Note 4)	—	—	25,318
Custody fees	2,642	1,972	2,285
Legal fees	649	—	—
Fund accounting fees	7,888	5,457	5,346
Chief Compliance Officer fee	1,538	1,541	1,538
12b-1 distribution fees	36,433	—	—
Trustee fees and expenses	240	—	—
Shareholder reporting	9,697	3,696	1,289
Accrued other expenses	2,748	3,834	2,807
Total liabilities	111,868	43,611	1,056,573
NET ASSETS	$11,334,579	$12,092,483	$83,409,504

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2018 (Unaudited)

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$924,217	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	71,444	—	—
Net asset value and redemption price per share	$12.94	—	—
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$13.65	—	—
Class C Shares
Net assets applicable to shares outstanding	$4,135,888	—	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	337,531	—	—
Net asset value and offering
price per share (Note 1)	$12.25	—	—
Class I Shares
Net assets applicable to shares outstanding	$6,274,474	$12,092,483	$83,409,504
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	491,943	922,519	5,568,423
Net asset value, offering and
redemption price per share	$12.75	$13.11	$14.98

COMPONENTS OF NET ASSETS
Paid-in capital	$7,436,656	$28,652,709	$68,237,650
Undistributed net investment income/(loss)	4,558	(11,398)	21,138
Accumulated net realized gain/(loss) on investments	1,769,380	(19,114,648)	2,330,527
Net unrealized appreciation of investments	2,123,985	2,565,820	12,820,189
Net assets	$11,334,579	$12,092,483	$83,409,504

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2018 (Unaudited)

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
ASSETS
Investments in securities, at value
(cost $10,065,898 and $13,125,402, respectively)	$10,990,057	$15,354,144
Cash	209,613	267,281
Receivables:
Securities sold	—	1,352,421
Fund shares issued	4,968	20,965
Due from Advisor (Note 4)	6,246	239
Dividends	4,954	4,976
Dividend tax reclaim	429	—
Prepaid expenses	12,044	500
Total assets	11,228,311	17,000,526
LIABILITIES
Payables:
Securities purchased	170,689	1,430,787
Fund shares redeemed	330	—
Administration fees	6,114	6,331
Audit fees	9,702	9,702
Transfer agent fees and expenses	3,081	3,706
Custody fees	2,107	2,341
Fund accounting fees	5,465	6,525
Chief Compliance Officer fee	1,538	1,538
Shareholder reporting	1,615	1,059
Accrued other expenses	1,675	1,501
Total liabilities	202,316	1,463,490
NET ASSETS	$11,025,995	$15,537,036

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities (Continued)
at January 31, 2018 (Unaudited)

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
CALCULATION OF NET ASSET VALUE PER SHARE
Class I Shares
Net assets applicable to shares outstanding	$11,025,995	$15,537,036
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	806,737	947,601
Net asset value, offering and redemption price per share	$13.67	$16.40

COMPONENTS OF NET ASSETS
Paid-in capital	$9,906,200	$12,693,301
Undistributed net investment income/(loss)	9,319	(29,592)
Accumulated net realized gain on investments	186,302	644,585
Net unrealized appreciation of investments	924,174	2,228,742
Net assets	$11,025,995	$15,537,036

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations
For the Six Months Ended January 31, 2018 (Unaudited)

	All Cap	Enhanced	Market Leaders
	Core Fund	Dividend Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees of $0, $11,094, and $5,113, respectively)	$154,007	$152,910	$715,514
Total income	154,007	152,910	715,514
Expenses
Advisory fees (Note 4)	40,940	36,856	160,053
12b-1 distribution fees – Class A (Note 5)	1,709	—	—
12b-1 distribution fees – Class C (Note 5)	24,859	—	—
Transfer agent fees and expenses (Note 4)	26,396	10,568	17,800
Administration fees (Note 4)	25,465	17,944	17,559
Fund accounting fees (Note 4)	24,759	16,500	16,282
Registration fees	24,615	9,292	18,127
Audit fees	11,610	10,098	10,099
Trustee fees and expenses	5,622	5,355	5,503
Custody fees (Note 4)	4,706	4,197	6,189
Chief Compliance Officer fee (Note 4)	4,537	4,539	4,536
Reports to shareholders	3,007	31	2,361
Legal fees	2,892	3,088	2,499
Miscellaneous expense	2,743	2,161	2,762
Insurance expense	881	857	1,558
Total expenses	204,741	121,486	265,328
Advisory fee waiver and
expense reimbursement (Note 4)	(133,512)	(65,352)	(52,344)
Net expenses	71,229	56,134	212,984
Net investment income	82,778	96,776	502,530
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	3,141,415	798,016	2,988,955
Net change in unrealized appreciation on investments	(1,633,439)	1,190,880	7,314,359
Net realized and unrealized gain on investments	1,507,976	1,988,896	10,303,314
Net increase in net assets
resulting from operations	$1,590,754	$2,085,672	$10,805,844

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations (Continued)
For the Six Months Ended January 31, 2018 (Unaudited)

	Small Cap	Small/Mid Cap
	Value Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld and issuance
fees $1,163 and $821, respectively)	$100,059	$61,139
Total income	100,059	61,139
Expenses
Advisory fees (Note 4)	36,740	45,747
Transfer agent fees and expenses (Note 4)	9,867	12,026
Administration fees (Note 4)	18,090	18,434
Fund accounting fees (Note 4)	17,367	18,877
Registration fees	11,128	9,999
Audit fees	10,099	10,098
Trustee fees and expenses	5,028	5,432
Custody fees (Note 4)	8,208	6,678
Chief Compliance Officer fee (Note 4)	4,536	4,536
Reports to shareholders	654	1,052
Legal fees	1,182	3,039
Miscellaneous expense	1,450	2,148
Insurance expense	1,337	882
Total expenses	125,686	138,948
Advisory fee waiver and expense reimbursement (Note 4)	(82,895)	(48,217)
Net expenses	42,791	90,731
Net investment income/(loss)	57,268	(29,592)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	412,354	1,320,757
Net change in unrealized appreciation on investments	229,507	399,742
Net realized and unrealized gain on investments	641,861	1,720,499
Net increase in net assets resulting from operations	$699,129	$1,690,907

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$82,778	$426,704
Net realized gain on investments	3,141,415	8,424,064
Net change in unrealized appreciation on investments	(1,633,439)	(5,675,343)
Net increase in net assets resulting from operations	1,590,754	3,175,425

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(19,622)	(35,627)
Class C Shares	(29,383)	(83,665)
Class I Shares	(162,132)	(347,067)
From net realized gain on investments
Class A Shares	(356,661)	(106,256)
Class C Shares	(1,306,314)	(362,596)
Class I Shares	(2,405,474)	(911,576)
Total distributions to shareholders	(4,279,586)	(1,846,787)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(3,176,917)	(60,340,929)
Total decrease in net assets	(5,865,749)	(59,012,291)

NET ASSETS
Beginning of period	17,200,328	76,212,619
End of period	$11,334,579	$17,200,328
Includes undistributed net investment income of	$4,558	$132,917

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Statements of Changes in Net Assets (Continued)

(a) A summary of share transactions is as follows:

	Six Months Ended
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
Class A Shares
Net proceeds from shares sold	$23,571	$403,167
Distributions reinvested	339,562	133,579
Payment for shares redeemed	(1,107,722)+	(903,224)
Net decrease in net assets from capital share transactions	$(744,589)	$(366,478)
+ Net of redemption fees of	$217	$—

Class C Shares
Net proceeds from shares sold	$—	$417,050
Distributions reinvested	1,230,612	443,108
Payment for shares redeemed	(2,053,394)	(4,270,160)
Net decrease in net assets from capital share transactions	$(822,782)	$(3,410,002)

Class I Shares
Net proceeds from shares sold	$544,008	$2,966,143
Distributions reinvested	2,223,546	1,030,987
Payment for shares redeemed	(4,377,100)	(60,561,579)+
Net decrease in net assets from capital share transactions	$(1,609,546)	$(56,564,449)
+ Net of redemption fees of	$—	$5,583
	$(3,176,917)	$(60,340,929)

Class A Shares
Shares sold	1,415	26,309
Shares issued on reinvestment of distributions	27,833	8,771
Shares redeemed	(71,555)	(61,046)
Net decrease in shares outstanding	(42,307)	(25,966)

Class C Shares
Shares sold	—	27,740
Shares issued on reinvestment of distributions	106,363	30,246
Shares redeemed	(127,231)	(295,524)
Net decrease in shares outstanding	(20,868)	(237,538)

Class I Shares
Shares sold	33,744	199,582
Shares issued on reinvestment of distributions	184,833	68,277
Shares redeemed	(294,615)	(4,141,507)
Net decrease in shares outstanding	(76,038)	(3,873,648)
	(139,213)	(4,137,152)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$96,776	$388,761
Net realized gain on investments	798,016	570,478
Net change in unrealized appreciation on investments	1,190,880	1,010,492
Net increase in net assets resulting from operations	2,085,672	1,969,731

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(108,174)	(389,671)
Total distributions to shareholders	(108,174)	(389,671)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(1,079,566)	(10,365,757)
Total increase/(decrease) in net assets	897,932	(8,785,697)

NET ASSETS
Beginning of period	11,194,551	19,980,248
End of period	$12,092,483	$11,194,551
Includes undistributed net investment loss of	$(11,398)	$—

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$544,909	$313,419
Distributions reinvested	65,477	219,605
Payment for shares redeemed	(1,689,952)+	(10,898,781)+
Net decrease in net assets from capital share transactions	$(1,079,566)	$(10,365,757)
+ Net of redemption fees of	$14	$335

Class I Shares
Shares sold	47,967	29,959
Shares issued on reinvestment of distributions	5,734	21,090
Shares redeemed	(145,672)	(1,061,735)
Net decrease in shares outstanding	(91,971)	(1,010,686)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$502,530	$517,731
Net realized gain on investments	2,988,955	1,052,192
Net change in unrealized appreciation on investments	7,314,359	4,983,621
Net increase in net assets resulting from operations	10,805,844	6,553,544

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(849,782)	(204,550)
From net realized gain on investments
Class I Shares	(1,625,348)	—
Total distributions to shareholders	(2,475,130)	(204,550)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	18,243,389	35,202,744
Total increase in net assets	26,574,103	41,551,738

NET ASSETS
Beginning of period	56,835,401	15,283,663
End of period	$83,409,504	$56,835,401
Includes undistributed net investment income of	$21,138	$368,390

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$18,922,598	$41,128,232
Distributions reinvested	1,754,095	131,700
Payment for shares redeemed	(2,433,304)+	(6,057,188)+
Net increase in net assets from capital share transactions	$18,243,389	$35,202,744
+ Net of redemption fees of	$790	$1,639

Class I Shares
Shares sold	1,330,566	3,373,817
Shares issued on reinvestment of distributions	124,847	10,902
Shares redeemed	(173,900)	(503,700)
Net increase in shares outstanding	1,281,513	2,881,019

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$57,268	$56,107
Net realized gain on investments	412,354	212,209
Net change in unrealized appreciation on investments	229,507	587,245
Net increase in net assets resulting from operations	699,129	855,561

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(67,293)	(49,958)
From net realized gain on investments
Class I Shares	(406,868)	—
Total distributions to shareholders	(474,161)	(49,958)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	3,539,692	3,827,236
Total increase in net assets	3,764,660	4,632,839

NET ASSETS
Beginning of period	7,261,335	2,628,496
End of period	$11,025,995	$7,261,335
Includes undistributed net investment income of	$9,319	$19,344

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$3,490,697	$4,157,720
Distributions reinvested	410,973	46,638
Payment for shares redeemed	(361,978)	(377,122)+
Net increase in net assets from capital share transactions	$3,539,692	$3,827,236
+ Net of redemption fees of	$—	$265

Class I Shares
Shares sold	255,260	333,018
Shares issued on reinvestment of distributions	30,854	3,638
Shares redeemed	(26,875)	(30,226)
Net increase in shares outstanding	259,239	306,430

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2018	Year Ended
	(Unaudited)	July 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$(29,592)	$39,466
Net realized gain on investments	1,320,757	1,539,972
Net change in unrealized appreciation on investments	399,742	552,099
Net increase in net assets resulting from operations	1,690,907	2,131,537

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class I Shares	(38,646)	(45,587)
From net realized gain on investments
Class I Shares	(1,263,247)	—
Total distributions to shareholders	(1,301,893)	(45,587)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	480,092	(1,721,384)
Total increase in net assets	869,106	364,566

NET ASSETS
Beginning of period	14,667,930	14,303,364
End of period	$15,537,036	$14,667,930
Includes undistributed net investment income/(loss) of	$(29,592)	$38,646

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$974,571	$1,803,948
Distributions reinvested	741,243	26,980
Payment for shares redeemed	(1,235,722)	(3,552,312)+
Net increase/(decrease) in net assets from capital share transactions	$480,092	$(1,721,384)
+ Net of redemption fees of	$—	$76

Class I Shares
Shares sold	59,032	121,245
Shares issued on reinvestment of distributions	47,853	1,790
Shares redeemed	(74,475)	(232,613)
Net increase/(decrease) in shares outstanding	32,410	(109,578)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class A Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2018		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.85		$14.87	$15.91	$17.07	$15.98	$12.78

Income from investment operations:
Net investment income†	0.10		0.20	0.18	0.17	0.12	0.20
Net realized and unrealized
gain/(loss) on investments	1.70		3.05	(0.01)	1.17	2.35	3.17
Total from investment operations	1.80		3.25	0.17	1.34	2.47	3.37

Less distributions:
From net investment income	(0.30)		(0.32)	(0.08)	(0.07)	(0.13)	(0.17)
From net realized
gain on investments	(5.41)		(0.95)	(1.16)	(2.43)	(1.25)	—
Total distributions	(5.71)		(1.27)	(1.24)	(2.50)	(1.38)	(0.17)

Redemption fees retained	0.00	†^	—	0.03 †	—	—	0.00 †^

Net asset value, end of period	$12.94		$16.85	$14.87	$15.91	$17.07	$15.98

Total return	12.75	%++	22.78%	1.45%	8.19%	15.89%	26.74%

Ratios/supplemental data:
Net assets, end of period (thousands)	$924		$1,916	$2,077	$2,379	$6,471	$4,204

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	2.63	%+	2.01%	1.15%	1.03%	1.01%	1.07%
After fee waiver and expense
reimbursement/recoupment	0.85	%+	0.85%	0.85%	0.93%#	1.23%	1.24%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(0.56	)%+	0.13%	0.91%	0.93%	0.91%	1.62%
After fee waiver and expense
reimbursement/recoupment	1.22	%+	1.29%	1.21%	1.03%	0.69%	1.45%

Portfolio turnover rate	39.91	%++	60.54%	104.46%	81.23%	71.56%	57.50%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.85%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class C Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2018		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.13		$14.30	$15.41	$16.68	$15.67	$12.55

Income from investment operations:
Net investment income/(loss)†	0.03		0.08	0.07	0.04	(0.01)	0.10
Net realized and unrealized
gain/(loss) on investments	1.63		2.92	(0.02)	1.15	2.31	3.11
Total from investment operations	1.66		3.00	0.05	1.19	2.30	3.21

Less distributions:
From net investment income	(0.13)		(0.22)	—	(0.03)	(0.04)	(0.09)
From net realized
gain on investments	(5.41)		(0.95)	(1.16)	(2.43)	(1.25)	—
Total distributions	(5.54)		(1.17)	(1.16)	(2.46)	(1.29)	(0.09)

Redemption fees retained	—		—	—	—	0.00 †^	0.00 †^

Net asset value, end of period	$12.25		$16.13	$14.30	$15.41	$16.68	$15.67

Total return	12.28	%++	21.83%	0.45%	7.40%	15.02%	25.77%

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,136		$5,782	$8,521	$10,082	$10,139	$7,485

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	3.40	%+	2.71%	1.90%	1.77%	1.76%	1.82%
After fee waiver and expense
reimbursement/recoupment	1.60	%+	1.60%	1.60%	1.67%#	1.98%	1.99%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(1.38	)%+	(0.54)%	0.17%	0.14%	0.18%	0.89%
After fee waiver and expense
reimbursement/recoupment	0.42	%+	0.57%	0.47%	0.24%	(0.04)%	0.72%

Portfolio turnover rate	39.91	%++	60.54%	104.46%	81.23%	71.56%	57.50%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 1.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2018		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.73		$14.77	$15.84	$17.04	$15.95	$12.77

Income from investment operations:
Net investment income†	0.12		0.24	0.21	0.20	0.16	0.23
Net realized and unrealized
gain/(loss) on investments	1.68		3.03	(0.01)	1.18	2.35	3.16
Total from investment operations	1.80		3.27	0.20	1.38	2.51	3.39

Less distributions:
From net investment income	(0.37)		(0.36)	(0.11)	(0.15)	(0.17)	(0.21)
From net realized
gain on investments	(5.41)		(0.95)	(1.16)	(2.43)	(1.25)	—
Total distributions	(5.78)		(1.31)	(1.27)	(2.58)	(1.42)	(0.21)

Redemption fees retained	—		0.00 †^	0.00 †^	0.00 †^	0.00 †^	0.00 †^

Net asset value, end of period	$12.75		$16.73	$14.77	$15.84	$17.04	$15.95

Total return	12.82	%++	23.14%	1.46%	8.49%	16.18%	26.93%

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,275		$9,502	$65,615	$106,675	$119,470	$114,220

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	2.39	%+	1.31%	0.90%	0.77%	0.76%	0.82%
After fee waiver and expense
reimbursement/recoupment	0.60	%+	0.60%	0.60%	0.67%#	0.98%	0.99%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	(0.29	)%+	0.91%	1.15%	1.15%	1.18%	1.79%
After fee waiver and expense
reimbursement/recoupment	1.50	%+	1.62%	1.45%	1.25%	0.96%	1.62%

Portfolio turnover rate	39.91	%++	60.54%	104.46%	81.23%	71.56%	57.50%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Effective January 1, 2015, the Advisor agreed to temporarily lower the net annual operating expense limit to 0.60%.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2018		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.03		$9.87	$9.97	$13.59	$11.96	$10.70

Income from investment operations:
Net investment income†	0.10		0.29	0.34	0.38	0.72	0.43
Net realized and unrealized
gain/(loss) on investments	2.09		1.17	(0.10)	(2.78)	1.60	1.21
Total from investment operations	2.19		1.46	0.24	(2.40)	2.32	1.64

Less distributions:
From net investment income	(0.11)		(0.30)	(0.34)	(0.44)	(0.68)	(0.38)
From net realized
gain on investments	—		—	—	(0.78)	(0.01)	—
Total distributions	(0.11)		(0.30)	(0.34)	(1.22)	(0.69)	(0.38)

Redemption fees retained†^	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$13.11		$11.03	$9.87	$9.97	$13.59	$11.96

Total return	20.02	%++	15.02%	2.74%	-18.11%	19.64%	15.52%

Ratios/supplemental data:
Net assets, end of period (thousands)	$12,092		$11,195	$19,980	$37,492	$127,799	$72,140

Ratio of expenses to average net assets:
Before fee waiver and expense
reimbursement/recoupment	2.14	%+	1.86%	1.40%	0.94%#	0.87%	1.08%
After fee waiver and expense
reimbursement/recoupment	0.99	%+	0.99%	0.99%	1.02%#	0.99%	0.99%

Ratio of net investment income
to average net assets:
Before fee waiver and expense
reimbursement/recoupment	0.56	%+	1.89%	3.23%	3.34%	5.64%	3.58%
After fee waiver and expense
reimbursement/recoupment	1.71	%+	2.76%	3.64%	3.26%	5.52%	3.67%

Portfolio turnover rate	32.03	%++	37.49%	47.61%	50.89%	45.47%	35.48%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares and Class C shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended			February 26, 2016*
	January 31, 2018		Year Ended	to
	(Unaudited)		July 31, 2017	July 31, 2016
Net asset value, beginning of period	$13.26		$10.87	$10.00

Income from investment operations:
Net investment income†	0.11		0.22	0.08
Net realized and unrealized gain on investments	2.13		2.29	0.79
Total from investment operations	2.24		2.51	0.87

Less distributions:
From net investment income	(0.18)		(0.12)	—
From net realized gain on investments	(0.34)		—	—
Total distributions	(0.52)		(0.12)	—

Redemption fees retained†^	0.00		0.00	0.00

Net asset value, end of period	$14.98		$13.26	$10.87

Total return	17.14	%++	23.25%	8.70	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$83,410		$56,835	$15,284

Ratio of expenses to average net assets:
Before expense reimbursement	0.81	%+	1.20%	2.98	%+
After expense reimbursement	0.65	%+	0.65%	0.65	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	1.37	%+	1.23%	(0.63	)%+
After expense reimbursement	1.53	%+	1.78%	1.70	%+

Portfolio turnover rate	23.68	%++	63.30%	2.32	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small Cap Value Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months Ended			February 26, 2016*
	January 31, 2018		Year Ended	to
	(Unaudited)		July 31, 2017	July 31, 2016
Net asset value, beginning of period	$13.26		$10.90	$10.00

Income from investment operations:
Net investment income†	0.08		0.20	0.05
Net realized and unrealized gain on investments	1.05		2.31	0.84
Total from investment operations	1.13		2.51	0.89

Less distributions:
From net investment income	(0.10)		(0.15)	—
From net realized gain on investments	(0.62)		—	—
Total distributions	(0.72)		(0.15)	—

Redemption fees retained	—		0.00 †^	0.01	†

Net asset value, end of period	$13.67		$13.26	$10.90

Total return	8.66	%++	23.04%	9.00	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$11,026		$7,261	$2,628

Ratio of expenses to average net assets:
Before expense reimbursement	2.91	%+	4.80%	10.64	%+
After expense reimbursement	0.99	%+	0.99%	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.59	)%+	(2.21)%	(8.57	)%+
After expense reimbursement	1.33	%+	1.60%	1.08	%+

Portfolio turnover rate	41.20	%++	77.61%	19.10	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2018		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2017	2016	2015	2014	2013
Net asset value, beginning of period	$16.03		$13.96	$14.79	$15.54	$16.18	$12.24

Income from investment operations:
Net investment income/(loss)†	(0.03)		0.04	0.05	0.09	0.00 ^	0.04
Net realized and unrealized
gain on investments	1.86		2.07	0.05	1.11	1.76	3.95
Total from investment operations	1.83		2.11	0.10	1.20	1.76	3.99

Less distributions:
From net investment income	(0.04)		(0.04)	(0.05)	—	—	(0.05)
From net realized
gain on investments	(1.42)		—	(0.88)	(1.95)	(2.40)	—
Total distributions	(1.46)		(0.04)	(0.93)	(1.95)	(2.40)	(0.05)

Redemption fees retained	—		0.00 †^	0.00 †^	0.00 †^	—	0.00 †^

Net asset value, end of period	$16.40		$16.03	$13.96	$14.79	$15.54	$16.18

Total return	11.93	%++	15.17%	0.87%	8.54%	10.83%	32.75%

Ratios/supplemental data:
Net assets, end of period (thousands)	$15,537		$14,668	$14,303	$17,930	$7,516	$6,915

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	1.82	%+	1.84%	1.83%	1.95%#	2.54%	2.90%
After fee waiver and
expense reimbursement	1.19	%+	1.19%	1.19%	1.19%#	1.19%	1.19%

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	(1.02	)%+	(0.38)%	(0.30)%	(0.15)%	(1.34)%	(1.42)%
After fee waiver and
expense reimbursement	(0.39	)%+	0.27%	0.34%	0.61%	0.01%	0.29%

Portfolio turnover rate	35.10	%++	99.34%	90.41%	83.71%	98.91%	93.42%

+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.
#	Includes expenses of Class A shares which converted to Class I shares on November 28, 2014.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at January 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), the O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”), the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund, which are each diversified funds, began operations on August 16, 2010. The Market Leaders Value Fund and Small Cap Value Fund, which are each diversified funds, began operations on February 26, 2016. The investment objectives of the All Cap Core, Market Leaders Value, Small Cap Value and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund currently offers Class A shares, Class C shares and Class I shares. The Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and the Small/Mid Cap Growth Fund currently offer only Class I shares.

Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1.00% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the All Cap Core Fund’s, Enhanced Dividend Fund’s and Small/Mid Cap Growth Fund’s returns filed for open tax years 2015-2017, or on the Market Leaders Value Fund’s and Small Cap Value Fund’s returns filed for open tax years 2016-2017, or expected to be taken in the Funds’ 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually.  The Enhanced Dividend Fund distributes substantially all net investment income, if any, monthly, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2018 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody, and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

During the six months ended January 31, 2018, the Funds retained redemption fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$217	$—	$—
Enhanced Dividend Fund	N/A	N/A	14
Market Leaders Value Fund	N/A	N/A	790
Small Cap Value Fund	N/A	N/A	—
Small/Mid Cap Growth Fund	N/A	N/A	—

G.
REITs: The Funds may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

H.
Foreign Securities: The Funds may invest without limitation in securities of foreign companies. Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry. Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of brokerdealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

I.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of January 31, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2018 (Unaudited)

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Funds’ investments are carried at fair value. Equity securities, including common stocks and preferred stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2018 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of January 31, 2018:

All Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,627,579	$—	$—	$1,627,579
Consumer Staples	934,678	—	—	934,678
Energy	903,541	—	—	903,541
Financials	2,022,461	—	—	2,022,461
Health Care	1,292,322	—	—	1,292,322
Industrials	1,121,782	—	—	1,121,782
Information Technology	2,750,826	—	—	2,750,826
Materials	633,243	—	—	633,243
Real Estate	43,988	—	—	43,988
Telecommunication Services	40,856	—	—	40,856
Total Common Stocks	11,371,276	—	—	11,371,276
Total Investments in Securities	$11,371,276	$—	$—	$11,371,276

Enhanced Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,678,700	$—	$—	$1,678,700
Consumer Staples	681,456	—	—	681,456
Energy	1,713,323	—	—	1,713,323
Financials	3,077,207	—	—	3,077,207
Health Care	722,775	—	—	722,775
Industrials	522,275	—	—	522,275
Information Technology	1,450,903	—	—	1,450,903
Materials	934,464	—	—	934,464
Telecommunication Services	1,104,561	—	—	1,104,561
Total Common Stocks	11,885,664	—	—	11,885,664
Total Investments in Securities	$11,885,664	$—	$—	$11,885,664

Market Leaders Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,193,353	$—	$—	$14,193,353
Consumer Staples	9,608,873	—	—	9,608,873
Energy	4,895,086	—	—	4,895,086
Financials	21,303,833	—	—	21,303,833
Health Care	6,381,087	—	—	6,381,087
Industrials	9,039,823	—	—	9,039,823
Information Technology	9,319,367	—	—	9,319,367
Materials	5,887,134	—	—	5,887,134
Telecommunication Services	1,232,378	—	—	1,232,378
Total Common Stocks	81,860,934	—	—	81,860,934
Total Investments in Securities	$81,860,934	$—	$—	$81,860,934

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2018 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,830,953	$—	$—	$1,830,953
Consumer Staples	571,170	—	—	571,170
Energy	1,012,388	—	—	1,012,388
Financials	2,404,903	—	—	2,404,903
Health Care	415,964	—	—	415,964
Industrials	1,927,249	—	—	1,927,249
Information Technology	1,539,116	—	—	1,539,116
Materials	996,467	—	—	996,467
Real Estate	87,808	—	—	87,808
Utilities	191,143	—	—	191,143
Total Common Stocks	10,977,161	—	—	10,977,161
Preferred Stocks
Utilities	12,896	—	—	12,896
Total Preferred Stocks	12,896	—	—	12,896
Total Investments in Securities	$10,990,057	$—	$—	$10,990,057

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,902,574	$—	$—	$2,902,574
Consumer Staples	408,797	—	—	408,797
Energy	434,103	—	—	434,103
Financials	1,271,147	—	—	1,271,147
Health Care	2,223,306	—	—	2,223,306
Industrials	2,662,526	—	—	2,662,526
Information Technology	4,208,579	—	—	4,208,579
Materials	896,090	—	—	896,090
Real Estate	206,310	—	—	206,310
Telecommunication Services	140,712	—	—	140,712
Total Common Stocks	15,354,144	—	—	15,354,144
Total Investments in Securities	$15,354,144	$—	$—	$15,354,144

Refer to the Funds’ schedules of investments for a detailed break-out of common stocks and preferred stocks by industry classification. Transfers between levels are recognized at January 31, 2018, the end of the reporting period. The Funds recognized no transfers to/from level 1 or level 2.  There were no level 3 securities held in the Funds during the six months ended January 31, 2018.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended January 31, 2018, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an investment advisory agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65% and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the Market Leaders Value Fund, the fees are calculated at an annual rate of 0.55% of average daily net assets for the first $25 million of assets, 0.45% of the Fund’s average daily net assets for the next $75 million of assets, and 0.35% of the Fund’s average daily net assets in excess of $100 million.  For the Small Cap Value Fund, the fees are

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2018 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

calculated at an annual rate of 0.85% of average daily net assets for the first $25 million of assets, 0.75% of the Fund’s average daily net assets for the next $75 million of assets, and 0.60% of the Fund’s average daily net assets in excess of $100 million.  For the six months ended January 31, 2018, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth Fund incurred $40,940, $36,856, $160,053, $36,740 and $45,747 in advisory fees, respectively.

Each Fund is responsible for its own operating expenses. The Advisor has agreed to temporarily reduce, through at least November 27, 2018, fees payable to it by the All Cap Core Fund, Market Leaders Value Fund and the Small Cap Value Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	0.85%	1.60%	0.60%
Market Leaders Value Fund	—	—	0.65%
Small Cap Value Fund	—	—	0.99%

	percent of average daily net assets

The Advisor has contractually, through at least November 27, 2018, agreed to reduce fees payable to it by the Enhanced Dividend Fund and the Small/Mid Cap Growth Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense and extraordinary expenses) to the extent necessary to limit the Funds’ aggregate annual operating expenses to as follows:

Class I
Enhanced Dividend Fund	0.99%
Small/Mid Cap Growth Fund	1.19%

percent of average daily net assets

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Funds to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the six months ended January 31, 2018, the Advisor reduced its fees and/or made expense payments in the amount of $133,512, $65,352, $52,344, $82,895 and $48,217 for the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and the Small/Mid Cap Growth Fund, respectively.

The Advisor is not able to recoup the fees waived of $133,512, $52,344 and $82,895 in the All Cap Core Fund, Market Leaders Value Fund and Small Cap Value Fund, respectively, which are subject to the temporary expense limitation.

Cumulative expenses subject to recapture and the date of expiration are as follows:

	7/31/18	7/31/19	7/31/20	7/31/21	Total
Enhanced Dividend Fund	$—	$98,030	$123,137	$65,352	$286,519
Small/Mid Cap Growth Fund	39,053	93,949	96,308	48,217	277,527

U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”) acts as the Funds’ Administrator under an administration agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2018 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator. The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A. as he was recently, previously employed by USBFS.  This same Trustee was recently an interested person of the Distributor.

For the six months ended January 31, 2018, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

		Enhanced	Market	Small	Small/Mid
	All Cap	Dividend	Leaders	Cap Value	Cap Growth
	Core Fund	Fund	Value Fund	Fund	Fund
Administration	$25,465	$17,944	$17,559	$18,090	$18,434
Fund Accounting	24,759	16,500	16,282	17,367	18,877
Transfer Agency
(excludes out-of-pocket expenses)	21,659	8,527	12,598	8,203	9,742
Chief Compliance Officer	4,537	4,539	4,536	4,536	4,536
Custody	4,706	4,197	6,189	8,208	6,678

At January 31, 2018, the Funds had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

		Enhanced	Market	Small	Small/Mid
	All Cap	Dividend	Leaders	Cap Value	Cap Growth
	Core Fund	Fund	Value Fund	Fund	Fund
Administration	$8,507	$6,094	$5,889	$6,114	$6,331
Fund Accounting	7,888	5,457	5,346	5,465	6,525
Transfer Agency
(excludes out-of-pocket expenses)	9,341	3,332	3,468	2,669	3,285
Chief Compliance Officer	1,538	1,541	1,538	1,538	1,538
Custody	2,642	1,972	2,285	2,107	2,341

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The All Cap Core Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the All Cap Core Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the All Cap Core Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended January 31, 2018, the All Cap Core Fund paid the Distributor $1,709 and $24,859 for Class A and Class C shares, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2018 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING FEE (Continued)

assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the six months ended January 31, 2018, the All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, Small Cap Value Fund and Small/Mid Cap Growth did not accrue shareholder servicing fees.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$5,869,985	$13,123,023
Enhanced Dividend Fund	3,553,617	4,675,190
Market Leaders Value Fund	30,784,882	15,269,458
Small Cap Value Fund	6,074,965	2,822,883
Small/Mid Cap Growth Fund	6,431,635	7,334,070

NOTE 8 – LINES OF CREDIT

The All Cap Core Fund, Enhanced Dividend Fund, Market Leaders Value Fund, and Small/Mid Cap Growth Fund each have lines of credit in the amount of $1,000,000.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended January 31, 2018, the Funds did not draw upon their lines of credit.

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2018 and the year ended July 31, 2017 was as follows:

All Cap Core Fund
	January 31, 2018	July 31, 2017
Ordinary Income	$211,137	$466,359
Long-term Capital Gains	4,068,449	1,380,428

Enhanced Dividend Fund
	January 31, 2018	July 31, 2017
Ordinary Income	$108,174	$389,671

Market Leaders Value Fund
	January 31, 2018	July 31, 2017
Ordinary Income	$1,030,609	$204,550
Long-term Capital Gains	1,444,521	—

Small Cap Value Fund
	January 31, 2018	July 31, 2017
Ordinary Income	$67,293	$49,958
Long-term Capital Gains	406,868	—

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2018 (Unaudited)

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (Continued)

Small/Mid Cap Growth Fund
	January 31, 2018	July 31, 2017
Ordinary Income	$38,646	$45,587
Long-term Capital Gains	1,263,247	—

As of July 31, 2017, the Funds’ most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap Core	Enhanced	Market Leaders
	Fund	Dividend Fund	Value Fund
Cost of investments (a)	$13,423,398	$9,664,058	$50,569,777
Gross tax unrealized appreciation	3,872,459	1,608,713	5,817,122
Gross tax unrealized depreciation	(115,035)	(249,503)	(332,803)
Net tax unrealized appreciation (a)	3,757,424	1,359,210	5,484,319
Undistributed ordinary income	532,574	—	549,181
Undistributed long-term capital gain	2,296,757	—	807,640
Total distributable earnings	2,829,331	—	1,356,821
Other accumulated gains/(losses)	—	(19,896,934)	—
Total accumulated earnings/(losses)	$6,586,755	$(18,537,724)	$6,841,140

		Small Cap	Small/Mid Cap
		Value Fund	Growth Fund
Cost of investments (a)		$6,409,587	$12,713,199
Gross tax unrealized appreciation		814,148	1,998,670
Gross tax unrealized depreciation		(127,613)	(170,288)
Net tax unrealized appreciation (a)		686,535	1,828,382
Undistributed ordinary income		19,750	38,646
Undistributed long-term capital gain		188,542	587,693
Total distributable earnings		208,292	626,339
Other accumulated gains/(losses)		—	—
Total accumulated earnings/(losses)		$894,827	$2,454,721

(a)	The differences between the book basis and tax basis net unrealized appreciation and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.

At July 31, 2017, the Enhanced Dividend Fund had capital loss carryforwards as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss
	Carryover	Carryover
Enhanced Dividend Fund	$17,348,726	$2,548,208

These capital losses may be carried forward indefinitely to offset future gains.

NOTE 10 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
Sector Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at January 31, 2018 (Unaudited)

NOTE 10 – PRINCIPAL RISKS (Continued)

•
Foreign Securities Risk and Emerging Markets. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

•
Depositary Receipt Risk. The Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on December 6-7, 2017, the Board (which is comprised of five persons, four of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and O’Shaughnessy Asset Management, LLC (the “Advisor”) on behalf of the O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”), the O’Shaughnessy Markets Leaders Value Fund (the “Market Leaders Value Fund”) and the O’Shaughnessy Small Cap Value Fund (the “Small Cap Value Fund”) (collectively, the “Funds”).  At this meeting, and at a prior meeting held on October 17-18, 2017, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program and business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor to discuss Fund performance and investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2017 on both an absolute basis and in comparison to its peer funds utilizing Lipper and Morningstar classifications and appropriate securities benchmarks.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  The Board noted that the Market Leaders Value Fund and the Small Cap Value Fund were each newer, with less than two years of performance. The Board also took into account that each Fund’s track record is measured as of a specific date, and that track records can vary as of different measurement dates. Therefore, in reviewing a Fund that is currently underperforming, the Trustees also considered the broader perspective of the Fund’s performance over varying time periods, the market conditions experienced during the periods under review, as well as the outlook for the Fund going forward in light of expected market conditions. When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  The Trustees also discussed with the Advisor and considered that certain periods of underperformance may be transitory while other periods of underperformance may be reflective of broader issues that may warrant consideration of corrective action. The Board therefore took into account the Advisor’s views as to the reasons for each Fund’s relative performance against peers and benchmarks over various time periods and its future outlook for each Fund. In considering each Fund’s performance, the Trustees placed greater emphasis on performance against peers as opposed to the unmanaged benchmark indices.

All Cap Core Fund: The Board noted that the All Cap Core Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for all relevant periods.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for all relevant periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed accounts and considered the reasons for any differences.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to a limitation on the number of holdings for similarly managed accounts (no more than 100), which does not apply to the Fund.

Enhanced Dividend Fund: The Board noted that the Enhanced Dividend Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year period and below its peer group median for the three-year, five-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year, three-year, five-year and since inception periods.

The Board reviewed the performance of the Fund against broad-based securities market benchmarks.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed accounts and considered the reasons for any differences.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to an industry allocation limitation for the Fund (no more than 25%), which does not apply to the similarly managed accounts.

Small/Mid Cap Growth Fund: The Board noted that the Small/Mid Cap Growth Fund’s performance, with regard to its Lipper comparative universe, was below its peer group median for the one-year, three-year, five-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was below its peer group median for the one-year, three-year, five-year and since inception periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed accounts and considered the reasons for any differences.  The Board noted that the Advisor represented that differences in performance between the Fund and the composite of similarly managed accounts are due to a limitation on the number of holdings for similarly managed accounts (no more than 100), which does not apply to the Fund.

Market Leaders Value Fund: The Board noted that the Market Leaders Value Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year and since inception periods.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year and since inception periods.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed accounts.

Small Cap Value Fund: The Board noted that the Small Cap Value Fund’s performance, with regard to its Lipper comparative universe, was above its peer group median for the one-year period and below its peer group median for the since inception period.

The Board noted that the Fund’s performance, with regard to its Morningstar comparative universe, was above its peer group median for the one-year period and below its peer group median for the since inception period.

The Board reviewed the performance of the Fund against a broad-based securities market benchmark.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed accounts.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.  The Board found that the fees charged to the Funds were either lower than or equal to the fees charged by the Advisor to its similarly managed separate account clients.

All Cap Core Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.24% for the Class A shares, 1.99% for the Class C shares and 0.99% for the Class I shares (respectively, the “Expense Caps”).  The Board also noted that throughout the period, the Advisor had voluntarily agreed to maintain an expense limitation for the Fund of 0.85% for the Class A shares, 1.60% for the Class C shares and 0.60% for the Class I shares. The Board noted that the Fund’s total expense ratio with the voluntary expense limitation was below the peer group median and peer group average for Class I and Class A and above the peer group median and average for Class C.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio with the voluntary expense limitation for the Class I and Class A shares was below the median and average, and the total expense ratio for the Class C shares was above the median and average, of this segment of its peer group.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average as well as below the median and average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Caps, the Advisor did not receive any advisory fees from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than or equal to the fees charged to the Advisor’s similarly managed account clients.

Enhanced Dividend Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 0.99% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average for Class I shares, as well as below the median and average of the Fund’s peer group when adjusted to include only funds with similar asset sizes.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below the median and average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Advisor did not receive any advisory fees from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than or equal to the fees charged to the Advisor’s similarly managed account clients.

Small/Mid Cap Growth Fund: The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 1.19% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was slightly below its peer group median and below its average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class I shares was below the median and average of this segment of its peer group.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below the median and average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Advisor did not receive any advisory fees from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than or equal to the fees charged to the Advisor’s similarly managed account clients.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

Market Leaders Value Fund: The Board noted that the Advisor had voluntarily agreed to maintain an expense limitation for the Fund of 0.65% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class I shares was below the median and average of this segment of its peer group.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below the median and average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the net advisory fees received by the Advisor from the Fund during the most recent fiscal period were below its peer group median and average.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were the same as the fees charged to the Advisor’s similarly managed account clients.

Small Cap Value Fund: The Board noted that the Advisor had voluntarily agreed to maintain an expense limitation for the Fund of 0.99% for the Class I shares (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average for Class I shares.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio for the Class I shares was below the median average of this segment of its peer group.  The Board noted that the Fund’s contractual advisory fee was slightly above its peer group median and average, as well as above the peer group median and below the average when adjusted to include only funds with similar asset sizes.  The Board also considered that after advisory fee waivers and the reimbursement of Fund expenses necessary to maintain the Expense Cap, the Advisor did not receive any advisory fees from the Fund during the most recent fiscal period.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were the same as the fees charged to the Advisor’s similarly managed account clients.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for each Fund and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  In this regard, the Board noted that the Advisor contractually and/or voluntarily agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds, such as benefits received in the form of Rule 12b-1 fees received from the Funds which are used to pay custodial platform costs.  The Board also considered that the Funds do not utilize “soft dollar” benefits that may be received by the Advisor in exchange for Fund brokerage.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the All Cap Core Fund, the Enhanced Dividend Fund, the Small/Mid Cap Growth Fund, the Market Leaders Value Fund and the Small Cap Value Fund, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interests of the Funds and their shareholders.

O’Shaughnessy Mutual Funds

Notice to Shareholders
at January 31, 2018 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2017

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)  Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)  Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(1) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date   4/5/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President/Chief Executive
Officer/Principal Executive Officer

Date   4/5/18

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer/Principal Financial Officer

Date   4/5/18

* Print the name and title of each signing officer under his or her signature